Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2020

SDH-QTLY-0320
1.969440.106

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 95.3%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp. 2.375% 3/15/24	$510,000	$468,250
Nonconvertible Bonds - 94.9%
Aerospace - 2.3%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,496,933
7.5% 12/1/24 (a)	105,000	101,850
TransDigm, Inc. 6.25% 3/15/26 (a)	215,000	231,878
		2,830,661
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,022,943
4.125% 2/13/22	1,200,000	1,243,500
Bank of America Corp. 4.2% 8/26/24	250,000	271,880
Deutsche Bank AG New York Branch 2.7% 7/13/20	250,000	250,482
		2,788,805
Broadcasting - 1.6%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,830,000	1,853,241
4.625% 7/15/24 (a)	120,000	124,425
		1,977,666
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	245,000	252,963
Cable/Satellite TV - 7.9%
Cablevision Systems Corp. 5.875% 9/15/22	2,345,000	2,520,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,415,000	1,436,225
5.125% 2/15/23	1,800,000	1,818,000
5.125% 5/1/23 (a)	1,220,000	1,239,313
CSC Holdings LLC 5.375% 7/15/23 (a)	750,000	765,975
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,243
5.875% 7/15/22	1,260,000	1,323,000
6.75% 6/1/21	430,000	450,963
		9,599,594
Capital Goods - 1.8%
AECOM 5.875% 10/15/24	2,000,000	2,217,000
Chemicals - 3.3%
Blue Cube Spinco, Inc. 9.75% 10/15/23	1,000,000	1,066,270
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	30,000	30,759
3.45% 6/1/23	805,000	827,138
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	500,000	506,250
OCI NV 6.625% 4/15/23 (a)	565,000	586,470
The Chemours Co. LLC 6.625% 5/15/23	950,000	935,209
		3,952,096
Containers - 5.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (a)	1,100,000	1,113,750
Ball Corp.:
4% 11/15/23	300,000	317,190
5% 3/15/22	800,000	845,000
Berry Global, Inc. 5.125% 7/15/23	700,000	712,264
OI European Group BV 4% 3/15/23 (a)	950,000	964,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (a)(b)(c)	310,000	310,003
5.125% 7/15/23 (a)	1,700,000	1,740,375
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	220,000	231,825
8.5% 8/15/27 (a)	55,000	60,500
		6,295,157
Diversified Financial Services - 8.1%
Aircastle Ltd. 4.125% 5/1/24	80,000	84,828
Capital One Financial Corp. 3.2% 1/30/23	200,000	207,328
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	170,000	183,396
FLY Leasing Ltd.:
5.25% 10/15/24	790,000	820,613
6.375% 10/15/21	250,000	254,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	770,000
6.25% 2/1/22	2,805,000	2,854,088
Morgan Stanley 4.1% 5/22/23	200,000	213,097
Navient Corp. 7.25% 1/25/22	2,485,000	2,665,163
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	251,000	266,148
5.25% 8/15/22 (a)	105,000	112,321
Springleaf Finance Corp. 6.125% 3/15/24	1,300,000	1,410,500
		9,841,857
Diversified Media - 2.2%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,595,000	2,607,975
Energy - 12.2%
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	650,000	657,322
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	525,000	521,141
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,500,000	1,513,725
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,527,918
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	477,000	382,793
9.25% 3/31/22 (a)	465,000	406,585
EG Global Finance PLC 6.75% 2/7/25 (a)	700,000	708,750
Energy Transfer Partners LP 4.25% 3/15/23	475,000	499,859
EQT Corp. 3% 10/1/22	300,000	288,894
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	1,300,000	1,301,625
MPLX LP 6.25% 10/15/22 (a)	135,000	137,589
NextEra Energy Partners LP 4.25% 7/15/24 (a)	250,000	260,680
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	650,000	668,688
Precision Drilling Corp.:
6.5% 12/15/21	90,584	90,471
7.75% 12/15/23	235,000	231,280
Range Resources Corp.:
4.875% 5/15/25	245,000	190,488
5% 8/15/22	840,000	793,968
5% 3/15/23	110,000	94,600
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	135,000	83,700
Southwestern Energy Co. 4.1% 3/15/22	300,000	295,500
Summit Midstream Holdings LLC 5.5% 8/15/22	590,000	518,832
Sunoco LP/Sunoco Finance Corp. 4.875% 1/15/23	600,000	615,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	625,000	630,206
5.125% 2/1/25	1,000,000	1,030,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	1,350,000	1,387,625
		14,837,989
Environmental - 1.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,150,000	1,170,125
Food/Beverage/Tobacco - 4.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,225,000	1,229,594
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,926
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,750,000	3,883,109
5.875% 7/15/24 (a)	35,000	35,875
Post Holdings, Inc. 5.625% 1/15/28 (a)	25,000	26,438
		5,375,942
Gaming - 5.3%
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	1,555,000	1,677,853
MGM China Holdings Ltd. 5.375% 5/15/24 (a)	500,000	512,500
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,097,200
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	118,273
6.625% 5/15/21	935,000	939,675
Station Casinos LLC 5% 10/1/25 (a)	1,100,000	1,125,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (a)	500,000	515,635
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	503,750
		6,490,681
Healthcare - 8.7%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (a)	200,000	213,626
Centene Corp. 5.375% 8/15/26 (a)	1,100,000	1,167,375
Cigna Corp. 3.5% 6/15/24 (a)	200,000	211,205
Community Health Systems, Inc.:
5.125% 8/1/21	800,000	800,640
6.25% 3/31/23	405,000	413,100
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	500,000	511,250
Encompass Health Corp. 5.125% 3/15/23	255,000	258,825
HCA Holdings, Inc.:
4.75% 5/1/23	700,000	757,288
5% 3/15/24	300,000	332,182
6.25% 2/15/21	800,000	830,000
Hologic, Inc. 4.375% 10/15/25 (a)	500,000	509,165
Mylan NV 3.15% 6/15/21	200,000	203,182
Tenet Healthcare Corp.:
6.75% 6/15/23	1,165,000	1,266,938
8.125% 4/1/22	985,000	1,076,152
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	65,000	64,024
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	53,000	53,464
6.5% 3/15/22 (a)	785,000	799,570
9.25% 4/1/26 (a)	1,000,000	1,141,250
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,558
		10,630,794
Leisure - 0.4%
Studio City Co. Ltd. 7.25% 11/30/21 (a)	500,000	509,219
Metals/Mining - 0.9%
First Quantum Minerals Ltd. 7.25% 4/1/23 (a)	375,000	374,141
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	308,439
5.125% 3/15/23 (a)	90,000	94,275
Freeport-McMoRan, Inc. 3.55% 3/1/22	300,000	303,375
		1,080,230
Paper - 0.3%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	175,000	182,849
CommScope Finance LLC:
5.5% 3/1/24 (a)	100,000	102,750
6% 3/1/26 (a)	100,000	104,875
		390,474
Restaurants - 2.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	1,100,000	1,133,759
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	822,160
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,260,733
		3,216,652
Services - 2.0%
CoreCivic, Inc. 5% 10/15/22	1,225,000	1,255,625
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,075,000	1,151,594
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	45,000	47,138
		2,454,357
Technology - 3.6%
Nortonlifelock, Inc. 4.2% 9/15/20	1,900,000	1,917,277
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	433,630
4.125% 6/1/21 (a)	175,000	179,775
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	165,075
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,600,000	1,691,936
		4,387,693
Telecommunications - 14.5%
Altice Financing SA 6.625% 2/15/23 (a)	1,700,000	1,729,750
CenturyLink, Inc. 6.75% 12/1/23	600,000	665,250
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	1,375,000	1,433,438
Frontier Communications Corp. 8% 4/1/27 (a)	45,000	46,971
Intelsat Jackson Holdings SA 9.5% 9/30/22 (a)	1,200,000	1,362,000
Level 3 Financing, Inc. 5.625% 2/1/23	2,300,000	2,300,697
Qwest Corp. 6.75% 12/1/21	700,000	750,316
SBA Communications Corp.:
4% 10/1/22	500,000	508,750
4.875% 9/1/24	500,000	516,875
SFR Group SA 8.125% 2/1/27 (a)	85,000	94,988
Sprint Communications, Inc. 6% 11/15/22	1,085,000	1,120,263
Sprint Corp.:
7.25% 9/15/21	500,000	524,375
7.875% 9/15/23	2,280,000	2,422,249
T-Mobile U.S.A., Inc. 4% 4/15/22	1,725,000	1,772,438
Telecom Italia SpA 5.303% 5/30/24 (a)	1,000,000	1,090,000
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	1,300,000	1,327,625
		17,665,985
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	580,000	631,081
5.25% 5/15/24 (a)	155,000	170,562
5.5% 1/15/23 (a)	165,000	179,017
Teekay Corp. 9.25% 11/15/22 (a)	250,000	260,000
		1,240,660
Utilities - 3.0%
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,322,776
NextEra Energy Partners LP 4.25% 9/15/24 (a)	455,000	473,769
The AES Corp.:
4% 3/15/21	185,000	187,174
4.5% 3/15/23	120,000	122,342
4.875% 5/15/23	1,389,000	1,406,363
Williams Partners LP 3.35% 8/15/22	150,000	154,466
		3,666,890

TOTAL NONCONVERTIBLE BONDS		115,481,465

TOTAL CORPORATE BONDS
(Cost $114,588,105)		115,949,715
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)
(Cost $301,607)	6,468	1,003
	Principal Amount	Value

Bank Loan Obligations - 0.3%
Energy - 0.1%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (b)(c)(f)	5,000	3,465
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (b)(f)(g)	64,688	65,173
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (b)(c)(f)(g)(h)	65,987	65,987
term loan 7.25% 5/11/20 (b)(f)(g)	15,000	15,000

TOTAL ENERGY		149,625

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.5% 11/19/23 (b)(c)(f)	80,445	80,797
Telecommunications - 0.1%
Securus Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.8953% 11/1/25 (b)(c)(f)	165,000	75,694
TOTAL BANK LOAN OBLIGATIONS
(Cost $390,198)		306,116

Preferred Securities - 0.5%
Banks & Thrifts - 0.5%
Bank of America Corp. 5.2% (b)(i)	300,000	312,375
Citigroup, Inc.:
5.95% (b)(i)	100,000	109,250
5.95% (b)(i)	10,000	10,175
Royal Bank of Scotland Group PLC 7.5% (b)(i)	225,000	230,175
TOTAL PREFERRED SECURITIES
(Cost $609,690)		661,975
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.58% (j)
(Cost $3,749,991)	3,749,358	3,750,107
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $119,639,591)		120,668,916
NET OTHER ASSETS (LIABILITIES) - 0.8%		993,495
NET ASSETS - 100%		$121,662,411

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,653,287 or 42.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (g) Level 3 security

 (h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,134 and $47,134, respectively.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,415
Total	$116,415

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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